UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2001
                                               ---------------

Check here if Amendment (    ); Amendment Number: ______________

This Amendment  (Check only one.) :       (   )  is a restatement.
                                          (   )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Foundation Advisers, Inc.
              --------------------------

Address:      21405 Ivy Road
              --------------------------

              Charlottesville, VA  22903
              --------------------------

Form 13F File Number: 028-06313
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Esther Cash
          ------------------------------------------------------

Title:    Director, Managing Director, Foundation Advisers, Inc.
          ------------------------------------------------------

Phone:    804-817-8206
          ------------------------------------------------------


Signature, Place, and Date of Signing:

/s/ Esther Cash                         Charlottesville, VA     August 15, 2001
--------------------                    -------------------     ------------
(Signature)                             (City, State)           (Date)

Report Type  (Check only one.):

(    )     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

(    )     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

( X ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               4
                                                --

Form 13F Information Table Entry Total:        114
                                               ---

Form 13F Information Table Value Total:    $58,305.246.85
                                           --------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Aronson & Partners - 028-05508
Martingale Asset Management, L.P. - 028-04632
Shapiro Capital - 028-04097
Westport Asset Management, Inc. - 028-04441


Item 1:                Item 2:   Item 3:     Item 4:        Item 5:                     Item 6:                     Item 7:
------                 ------    -------     -------        -------                     -------                     ------

                       Title                 Fair Market    Shares or            Investment Discretion
                       -----                 -----------    ---------            ---------------------
Name Of Issuer         of Class  CUSIP       Value          Principal Amt.   (a)Sole  (b)Shared  (c)Shared Other    Managers
--------------         --------  -----       -----          --------------   ------   --------   ---------------    --------

American Italian
 Pasta Co.-Class A     COM       027070101   $129,920.00     2,800.00                   X
Arena
 Pharmaceuticals, Inc. COM       040047102   $192,087.00     6,300.00                   X
ArthoCare Corp.        COM       043136100 $1,344,110.00    51,400.00                   X
Biosite
 Diagnostics Inc.      COM       090945106   $300,160.00     6,700.00                   X
Brancote Holdings plc  COM       990120081   $137,541.03    60,000.00                   X
C-Bridge Internet
 Solutions, Inc.       COM       12500B105    $82,500.00    50,000.00                   X
Clickaction, Inc.      COM       18681E107   $100,860.00    49,200.00                   X
ClickAction, Inc.      PREFERRED 18681E990     $9,225.00     6,000.00                   X
ClickAction, Inc.      WARRANT   18681E9W9         $0.01       600.00                   X
Conductus, Inc.        WARRANT   206784993    $49,200.00    20,000.00                   X
Conductus, Inc.        COM       206784100   $479,534.28    92,933.00                   X
Corner Bay Minerals,
  Inc.                 COM       992205039    $36,584.07    34,700.00                   X
Cysive Inc.            COM       23281T108    $20,605.00     6,500.00                   X
DB Group Ltd.          COM       996555587   $851,922.02   400,000.00                   X
Dyax Corp.             COM       26746E103    $71,463.00     4,100.00                   X
Embrex, Inc.           COM       290817105   $371,884.00    23,900.00                   X
Excelon Corp.          COM       300691102   $165,963.00   112,900.00                   X
Exponent, Inc.         COM       30214U102   $551,936.00    51,200.00                   X
Fischer Imaging Corp.  COM       337719108    $23,200.00     4,000.00                   X
Geerlings &
 Wade, Inc.            COM       368473104    $88,480.00    55,300.00                   X
Genencor
 International Inc.    COM       368709101   $587,930.00    37,000.00                   X
Hain Celestial
 Group, Inc.           COM       405217100    $22,000.00     1,000.00                   X
HPD Exploration        COM       990304941     $5,062.86    60,000.00
IBT Repurchase
 Agreement             COM       REPO009X1 $1,776,017.29 1,776.017.29                   X
IntelliCorp Inc.       COM       458153103     $3,300.00     3,000.00                   X
iPrint.com, Inc.       COM       462628108    $72,448.00   113,200.00                   X
Lion Bioscience
 AG - ADR              COM       536191109     $8,843.99       330.00                   X
Navidec, Inc.          COM       63934Q101    $48,307.00    46,900.00                   X
North American
 Palladium Ltd.        COM       656912102   $271,095.00    34,100.00                   X
North American
 Scientific Corp.      COM       65715D100    $69,600.00     4,800.00                   X
Pacific Rim Mining     COM       694915794     $5,189.11    35,000.00                   X
Pacific Rim
 Mining Warrants       WARRANT   6949159A9         $0.18    17,500.00                   X
PharmChem
 Laboratories, Inc.    COM       717133102   $804,908.00   269,200.00                   X
Preview Systems, Inc.  COM       741379101   $230,460.00    66,800.00                   X
Stillwater Mining Co.  COM       86074Q102   $429,975.00    14,700.00                   X
Strategic
 Diagnostics, Inc.     COM       862700101   $293,125.00    87,500.00                   X
The Pep Boys           COM       713278109   $771,501.00    68,700.00                   X
Titan
 Pharmaceuticals, Inc. COM       888314101   $102,034.00     3,400.00                   X
Tumbleweed
 Communications CP     COM       899690101   $824,325.00   217,500.00                   X
Unify Corp.            COM       904743101    $12,480.00    83,200.00                   X
Valicert Inc.          COM       91915q105   $222,768.00    71,400.00                   X
Valley Media, Inc.     COM       91972C106    $96,922.00    60,200.00                   X
Vicinity Corp.         COM       925653107   $114,380.00    66,500.00                   X
ADC Telecommunications,
 Inc.                  COM       000886101   $229,020.00    34,700.00                   X
Adobe Systems, Inc.    COM       00724F101   $564,000.00    12,000.00                   X
Ambac Financial
 Group, Inc.           COM       023139108   $564.540.00     9,700.00                   X
American International
 Group                 COM       026874107   $817,000.00     9,500.00                   X
Amgen, Inc.            COM       031162100 $1,395,640.00    23,000.00                   X
Anadarko Petroleum
 Corp.                 COM       032511107   $810,450.00    15,000.00                   X
AOL Time Warner Inc.   COM       00184A105 $1,399,200.00    26,400.00                   X
AT & T Liberty Media
 Group                 COM       001957208   $620,895.00    35,500.00                   X
Automatic Data
 Processing, Inc.      COM       053015103   $372,750.00     7,500.00                   X
Baxter International,
 Inc.                  COM       071813109   $505,000.00    10,000.00                   X
Bea Systems Inc.       COM       073325102   $353,165.00    11,500.00                   X
Boeing Co.             COM       097023105   $450,360.00     8,100.00                   X
Bristol-Myers Squibb
 Co.                   COM       110122108   $721,740.00    13,800.00                   X
Brocade Communications
 Inc.                  COM       111621108   $255,142.00     5,800.00                   X
Calpine Corp.          COM       131347106   $457,380.00    12,100.00                   X
Cardinal Health, Inc.  COM       14149Y108   $189,750.00     2,750.00                   X
Ceridian               COM       156779100   $348,894.00    18,200.00                   X
Check Point Software
 Technology            COM       M22465104   $480,415.00     9,500.00                   X
Ciena Corp.            COM       171779101   $608,000.00    16,000.00                   X
Cisco Systems, Inc.    COM       17275R102 $1,142,960.00    62,800.00                   X
Citigroup, Inc.        COM       172967101   $787,316.00    14,900.00                   X
Colgate-Palmolive Co.  COM       194162103   $513,213.00     8,700.00                   X
Corning Incorporated   COM       219350105   $309,135.00    18,500.00                   X
Dell Computer Corp.    COM       247025109   $311,400.00    12,000.00                   X
Elan Corp. plc         COM       284131208   $579,500.00     9,500.00                   X
Electronic Data
 Systems Corp.         COM       285661104   $687,500.00    11,000.00                   X
Eli Lilly & Co.        COM       532457108   $710,400.00     9,600.00                   X
EMC Corp.              COM       268648109   $726,250.00    25,000.00                   X
Enron Corp.            COM       293561106   $686,000.00    14,000.00                   X
General Electric Co.   COM       369604103 $2,798,250.00    57,400.00                   X
General Motore CI H    COM       370442832   $305,775.00    15,100.00                   X
Genzyme Corp.          COM       372917104   $610,000.00    10,000.00                   X
Global Crossing Ltd.   COM       G3921A100   $397,440.00    46,000.00                   X
Harley-Davidson        COM       412822108   $301,312.00     6,400.00                   X
Home Depot, Inc.       COM       437076102 $1,000,825.00    21,500.00                   X
Honeywell International,
 Inc.                  COM       438516106   $104,970.00     3,000.00                   X
Human Genome Sciences  COM       444903108   $180,750.00     3,000.00                   X
12 Technologies, Inc.  COM       465754109   $247,500.00    12,500.00                   X
IBT Repurchase
 Agreement             COM       REPO009X1 $1,624,408.01 1,624.408.01                   X
Intel Corp.            COM       458140100   $965,250.00    33,000.00                   X
International Business
 Machines Corp.        COM       459200101   $791,000.00     7,000.00                   X
JDS Uniphase Corp.     COM       46612J101   $461,550.00    36,200.00                   X
Juniper Networks       COM       48203R104   $307,890.00     9,900.00                   X
Kohl's Corp.           COM       500255104   $708,849.00    11,300.00                   X
Linear Technology Corp.COM       535678106   $530,640.00    12,000.00                   X
Loews Co., Inc.        COM       548661107   $217,650.00     3,000.00                   X
Linear Technolgy Corp. COM       535678106   $307,968.75     7,500.00                   X
Marsh & McLennan
 Companies, Inc.       COM       571748102   $454,500.00     4,500.00                   X
Medimmune, Inc.        COM       584699102   $330,400.00     7,000.00                   X
Medtronic, Inc.        COM       585055106   $989,215.00    21,500.00                   X
Merck & Company, Inc.  COM       589331107   $664,664.00    10,400.00                   X
Merrill Lynch & Co.,
 Inc.                  COM       590188108   $592,500.00    10,000.00                   X
Microsoft Corp.        COM       594918104 $2,403,060.00    33,100.00                   X
Nokia Corp.            COM       654902204   $544,388.00    24,700.00                   X
Novellus System, Inc.  COM       670008101    $56,790.00     1,000.00                   X
Oracle Corp.           COM       68389X105   $644,100.00    33,900.00                   X
PepsiCo, Inc.          COM       713448108   $702,780.00    15,900.00                   X
Pfizer, Inc.           COM       717081103 $1,405,755.00    35,100.00                   X
Schlumberger Ltd.      COM       806857108   $552,825.00    10,500.00                   X
Siebel Systems, Inc.   COM       826170102   $286,090.00     6,100.00                   X
Sun Microsytems, Inc.  COM       866810104   $366,276.00    23,300.00                   X
Sysco Corp.            COM       871829107   $176,475.00     6,500.00                   X
Target Corp.           COM       87612E106 $1,176,400.00    34,000.00                   X
Transocean Sedco
 Forex, Inc.           COM       G90078109   $391,875.00     9,500.00                   X
Tyco International Ltd.COM       902124106 $1,455,150.00    26,700.00                   X
United Health
 Group, Inc.           COM       91324P102   $988,000.00    16,000.00                   X
Verisign, Inc.         COM       92343E102   $354,059.00     5,900.00                   X
Veritas Software Corp. COM       923436109   $798,360.00    12,000.00                   X
Viacom, Inc. Class B   COM       925524308   $439,875.00     8,500.00                   X
Vodafone Group plc ADR COM       92857W100   $578,865.00    25,900.00                   X
Walgreen Co.           COM       931422109   $529,325.00    15,500.00                   X
XL Capital Ltd.        COM       G98255105   $492,600.00     6,000.00                   X
                                          $58,305,246.85



Item 1:                                Item 8:
------                                 -------

                                       Voting Auth.
                                       ------------
Name Of Issuer             (a) Sole  (b) Shared  ( c) None
--------------             --------  ----------  --------

American Italian
 Pasta Co.-Class A                         X
Arena
 Pharmaceuticals, Inc.                     X
ArthoCare Corp.                            X
Biosite
 Diagnostics Inc.                          X
Brancote Holdings plc                      X
C-Bridge Internet
 Solutions, Inc.                           X
Clickaction, Inc.                          X
ClickAction, Inc.                          X
ClickAction, Inc.                          X
Conductus, Inc.                            X
Conductus, Inc.                            X
Corner Bay Minerals,
  Inc.                                     X
Cysive Inc.                                X
DB Group Ltd.                              X
Dyax Corp.                                 X
Embrex, Inc.                               X
Excelon Corp.                              X
Exponent, Inc.                             X
Fischer Imaging Corp.                      X
Geerlings &
 Wade, Inc.                                X
Genencor
 International Inc.                        X
Hain Celestial
 Group, Inc.                               X
HPD Exploration                            X
IBT Repurchase
 Agreement                                 X
IntelliCorp Inc.                           X
iPrint.com, Inc.                           X
Lion Bioscience
 AG - ADR                                  X
Navidec, Inc.                              X
North American
 Palladium Ltd.                            X
North American
 Scientific Corp.                          X
Pacific Rim Mining                         X
Pacific Rim
 Mining Warrants                           X
PharmChem
 Laboratories, Inc.                        X
Preview Systems, Inc.                      X
Stillwater Mining Co.                      X
Strategic
 Diagnostics, Inc.                         X
The Pep Boys                               X
Titan
 Pharmaceuticals, Inc.                     X
Tumbleweed
 Communications CP                         X
Unify Corp.                                X
Valicert Inc.                              X
Valley Media, Inc.                         X
Vicinity Corp.                             X
ADC Telecommunications,
 Inc.                                      X
Adobe Systems, Inc.                        X
Ambac Financial
 Group, Inc.                               X
American International
 Group                                     X
Amgen, Inc.                                X
Anadarko Petroleum
 Corp.                                     X
AOL Time Warner Inc.                       X
AT & T Liberty Media
 Group                                     X
Automatic Data
 Processing, Inc.                          X
Baxter International,
 Inc.                                      X
Bea Systems Inc.                           X
Boeing Co.                                 X
Bristol-Myers Squibb
 Co.                                       X
Brocade Communications
 Inc.                                      X
Calpine Corp.                              X
Cardinal Health, Inc.                      X
Ceridian                                   X
Check Point Software
 Technology                                X
Ciena Corp.                                X
Cisco Systems, Inc.                        X
Citigroup, Inc.                            X
Colgate-Palmolive Co.                      X
Corning Incorporated                       X
Dell Computer Corp.                        X
Elan Corp. plc                             X
Electronic Data
 Systems Corp.                             X
Eli Lilly & Co.                            X
EMC Corp.                                  X
Enron Corp.                                X
General Electric Co.                       X
General Motore CI H                        X
Genzyme Corp.                              X
Global Crossing Ltd.                       X
Harley-Davidson                            X
Home Depot, Inc.                           X
Honeywell International,
 Inc.                                      X
Human Renome Sciences                      X
12 Technologies, Inc.                      X
IBT Repurchase
 Agreement                                 X
Intel Corp.                                X
International Business
 Machines Corp.                            X
JDS Uniphase Corp.                         X
Juniper Networks                           X
Kohl's Corp.                               X
Linear Technology Corp.                    X
Loews Co., Inc.                            X
Linear Technolgy Corp.                     X
Marsh & McLennan
 Companies, Inc.                           X
Medimmune, Inc.                            X
Medtronic, Inc.                            X
Merck & Company, Inc.                      X
Merrill Lynch & Co.,
 Inc.                                      X
Microsoft Corp.                            X
Nokia Corp.                                X
Novellus System, Inc.                      X
Oracle Corp.                               X
PepsiCo, Inc.                              X
Pfizer, Inc.                               X
Schlumberger Ltd.                          X
Siebel Systems, Inc.                       X
Sun Microsytems, Inc.                      X
Sysco Corp.                                X
Target Corp.                               X
Transocean Sedco
 Forex, Inc.                               X
Tyco International Ltd.                    X
United Health
 Group, Inc.                               X
Verisign, Inc.                             X
Veritas Software Corp.                     X
Viacom, Inc. Class B                       X
Vodafone Group plc ADR                     X
Walgreen Co.                               X
XL Capital Ltd.                            X
